Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions
Remuneration	$ 7,011	$ 7,603	$ 6,117
Short-term benefits	136	106	73
Expense recognized in respect of share-based compensation	1,992	1,821	1,454
Total	$ 9,139	$ 9,530	$ 7,644